Financial assets, liabilities and financial results (telecom activities) - Income and expenses related to financial assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	€ 283	€ 48	€ (3)
Foreign exchange gains (losses)	(32)	(97)	65
Finance costs, net	(1,206)	(920)	(782)
Operating segments [member] | Telecom activities and Mobile Financial Services [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt			(3)
Foreign exchange gains (losses)			65
Finance costs, net			(782)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,087)	(779)	(830)
Gains (losses) on assets contributing to net financial debt	283	48	(3)
Costs of net financial debt	(804)	(731)	(833)
Foreign exchange gains (losses)	(32)	(97)	65
Other net financial expenses	(370)	(92)	(14)
Finance costs, net	(1,206)	(920)	(782)
Other comprehensive income	(292)	178	332
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	283	48	(3)
Costs of net financial debt	283	48	(3)
Foreign exchange gains (losses)	36	(38)	47
Other net financial expenses	13	55	75
Other comprehensive income	5	(110)	11
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,152)	(1,023)	(1,018)
Costs of net financial debt	(1,152)	(1,023)	(1,018)
Foreign exchange gains (losses)	59	(196)	(637)
Operating segments [member] | Telecom activities, operating segment [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	(258)	(145)	(120)
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	65	245	188
Costs of net financial debt	65	245	188
Foreign exchange gains (losses)	(128)	137	655
Other comprehensive income	(297)	288	322
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ (125)	€ (3)	€ 31